Stock Based Compensation (Schedule Of Share Based Compensation Weighted Average Assumptions Used To Value Stock Option Grants) (Details)	12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010 years	Sep. 30, 2009 years
Stock Based Compensation [Abstract]
Risk-free interest rate	1.30%	2.10%	2.10%
Expected life (years)	5	4	4
Expected volatility	25.00%	25.00%	24.00%
Dividend yield	8.10%	6.20%	4.80%
Estimated forfeitures	12.90%	3.30%	10.50%